Note 12 - Commitments (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Statement Line Items [Line Items]
Recovery of flow-through premium liability	$ (764)	$ (0)	$ (15,916)	$ (0)	$ (8,477)
Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Flow-through exploration commitments fulfilled	108,463		108,463
Commitment to incur expenses	7,427,916		7,427,916
Recovery of flow-through premium liability	$ 764		15,916
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Proceeds from issuing other equity instruments			$ 7,536,379		$ 1,109,268